UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [    ]:             Amendment Number:
This Amendment (Check only one.):           [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Voyageur Asset Management LLC
         Address:          90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number: 28-6284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank C. Tonnemaker
Title:            CEO
Phone:            (612) 376-7059

Signature, Place and Date of Signing:

/s/ Frank C. Tonnemaker     Minneapolis, Minnesota        Date: May 12, 1999
Frank C. Tonnemaker

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      70
Form 13F Information Table Value Total:      $790,980,306

List of Other Included Managers:             None



FORM 13F
As/of March 31, 1999

Name of Reporting Manager:  Voyageur Asset Management LLC

------------------------------------------------------------------------------------------------------------------------------------
  Item 1:              Item 2:       Item 3:   Item 4:    Item 5:            Item 6:           Item 7:     Item 8: Voting Authority
                                                                         Invesment Discretion                      Discretion
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of Class   Cusip   Fair Market  Shares of   (a)    (b)         (c)     Managers   (a)       (b)       (c)
                                     Number     Value     Principal   Sole  Share as    Shared     see       Sole    Shared     None
                                                            Amt             defined     Other    Instr. V
                                                                            in Instr.V
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommuni-    -Common Stock  000886101  10,298,224    215,950     X                                  207,425      -      8,525
cations

Abbott Labs         -Common Stock  002824100  28,348,033    605,559     X                                  543,349      -     62,210

Albertsons Inc      -Common Stock  013104104  21,651,517    397,728     X                                  347,198      -     50,530

Allied Signal Inc   -Common Stock  019512102   6,763,350    137,500     X                                  132,700      -      4,800

American Interna-   -Common Stock  026874107   7,612,644     63,110     X                                   60,795      -      2,315
tional Group Inc

Anheuser Busch      -Common Stock  035229103  30,926,999    406,266     X                                  364,536      -     41,730

Associates First    -Common Stock  046008108   7,744,500    172,100     X                                  166,100      -      6,000
Capital

AT&T Corp.          -Common Stock  001957109   5,552,989     69,575     X                                   67,575      -      2,000

Automatic Data      -Common Stock   53015103  21,115,980    510,356     X                                  461,226      -     49,130
Processing

BMC Software Inc    -Common Stock  055921100   3,447,786     93,025     X                                   89,750      -      3,275

Baker Hughes Inc    -Common Stock  057224107   1,340,862     55,150     X                                   53,600      -      1,550

Bankamerica Corp    -Common Stock  066050105   4,808,291     68,082     X                                   65,835      -      2,247

Bellsouth Corp      -Common Stock  079860102   8,092,726    202,000     X                                  195,350      -      6,650

Bemis               -Common Stock  081437105  15,199,157    489,301     X                                  447,311      -     41,990

Bristol Meyers      -Common Stock  110122108   6,489,450    101,200     X                                   96,200      -      5,000

Cisco Systems Inc.  -Common Stock  17275R102  11,356,205    103,650     X                                   99,925      -      3,725

Clear Channel       -Common Stock  184502102   5,276,182     78,675     X                                   75,975      -      2,700
Communications

Computer Sciences   -Common Stock  205363104   5,906,496    107,025     X                                  103,375      -      3,650
Corp

Compuware Corp      -Common Stock  205638109   4,111,275    172,200     X                                  167,000      -      5,200

ConAgra Inc         -Common Stock  205887102  18,914,171    738,114     X                                  669,274      -     68,840

Duke Energy         -Common Stock  264399106   3,680,693     67,150     X                                   64,800      -      2,350
Corporation

EMC Corp./ Mass     -Common Stock  268648102   7,649,031     59,875     X                                   57,600      -      2,275

Electronic Data     -Common Stock  285661104  23,189,461    476,287     X                                 426,807       -     49,480
Systems

Emerson Electric    -Common Stock  291011104   3,648,752     68,925     X                                 66,300        -      2,625

Exxon Corp          -Common Stock  302290101   8,051,238    114,100     X                                 104,750       -      9,350

Fannie Mae          -Common Stock  313586109   6,440,250     93,000     X                                  89,550       -      3,450

Gannett Company     -Common Stock  364730101  19,116,531    303,437     X                                 272,177       -     31,260

Gartner Group Inc.  -Common Stock  366651107   2,277,171    100,925     X                                  97,425       -      3,500

General Electric Co -Common Stock  369604103  12,282,141    111,025     X                                 101,425       -      9,600

Genuine Parts       -Common Stock  372460105  16,234,166    563,432     X                                 512,272       -     51,160

Grainger WW Inc     -Common Stock  384802104  17,280,880    401,293     X                                 369,003       -     32,290

Heller Financial Inc-Common Stk P0 423328103   3,433,350    146,100     X                                 140,250       -      5,850

Hewlett Packard     -Common Stock  428236103  20,450,502    301,572     X                                 269,102       -     32,470

Home Depot Inc      -Common Stock  437076102   5,176,088     83,150     X                                  80,350       -      2,800

Honeywell Inc       -Common Stock  438506107   2,126,555     28,050     X                                  27,500       -        550

Illinois Tool       -Common Stock  452308109  21,244,163    343,340     X                                 311,010       -     32,330
Works

Infinity broad-     -Common Stock  45662S102   5,344,413    207,550     X                                 199,350       -      8,200
casting CP New

Intel Corp          -Common Stock  458140100  24,684,988    207,655     X                                 188,415       -     19,240

Keycorp - New       -Common Stock  493267108  17,725,345    584,744     X                                 523,154       -     61,590

Johnson &           -Common Stock  478160104   8,363,575     89,450     X                                  86,250       -      3,200
Johnson Co

Lowe's Company      -Common Stock  548661107   6,394,850    105,700     X                                 101,800       -      3,900

May Department      -Common Stock  577778103     340,388      8,700     X                                   3,750       -      4,950
Stores Co

McDonalds Corp      -Common Stock  580135101     533,787     11,780     X                                     380       -     11,400

Medtronic Inc       -Common Stock  585055106   4,731,531     65,830     X                                  62,575       -      3,255

Merck & Co          -Common Stock  589331107  31,700,335    395,636     X                                 360,136       -     35,500

Merrill Lynch & Co  -Common Stock  590188108   7,551,263     85,325     X                                  82,675       -      2,650

Microsoft Corp.     -Common Stock  594918104   3,876,281     43,250     X                                  40,450       -      2,800

Morgan Stanley      -Common Stock  617446448   6,758,307     67,625     X                                  65,375       -      2,250
Dean Witter Discover

New York Times      -Common Stock  650111107   2,713,200     95,200     X                                  92,150       -      3,050
Class A
Omnicom Group, Inc  -Common Stock  681919106   8,319,547    104,075     X                                 100,725       -      3,350

Oracle Systems      -Common Stock  68389X105   3,265,225    123,800     X                                 120,400       -      3,400
Corporation

Parametric          -Common Stock  699173100   3,125,438    158,250     X                                 153,100       -      5,150
Technology Corp

Pepsi Bottling      -Common Stock  713409100   2,168,800    100,000     X                                  98,000       -      2,000
Group

Pepsico Inc         -Common Stock  713448108   4,138,253    105,600     X                                 100,050       -      5,550

Philip Morris       -Common Stock  718154107  25,699,098    730,337     X                                 691,267       -     39,070

Procter & Gamble    -Common Stock  742718109   3,535,562     36,100     X                                  34,825       -      1,275

Providian           -Common Stock  74406A102  10,824,000     98,400     X                                  95,050       -      3,350
Financial Corp

Royal Dutch         -Common Stk P2 780257804  19,531,096    375,598     X                                 341,251       -     34,347
Petroleum

Schering Plough     -Common Stock  806605101  30,221,253    546,991     X                                 490,631       -     56,360
 Corp

Shell Trans &       -Common Stock  822703609  19,894,916    489,721     X                                 437,871       -     51,850
New York Trading
PLC Sh

Sherwin Williams    -Common Stock  824348106  19,422,450    690,576     X                                 621,516       -     69,060

Sigma-Aldrich       -Common Stock  826552101  18,554,825    634,353     X                                 578,343       -     56,010

Southtrust          -Common Stock  844730101  19,743,689    529,137     X                                 471,732       -     57,405
Corporation

Sysco Corporation   -Common Stock  871829107  21,211,699    806,130     X                                 711,210       -     94,920

Tellabs Inc         -Common Stk P0 879664100   5,183,194     53,025     X                                  50,600       -      2,425

U S Bancorp         -Common Stock  902973106   1,959,985     57,540     X                                       0       -     57,540

US Foodservice Inc  -Common Stk P0 90331R101   3,761,850     80,900     X                                  78,150       -      2,750

UST Inc             -Common Stock  902911106  16,088,794    615,839     X                                 575,299       -     40,540

Vitesse Semi-       -Common Stock  928497106   4,351,219     85,950     X                                  82,950       -      3,000
conductor Corp

Walmart Stores      -Common Stock  931142103  32,023,346    347,370     X                                 306,980       -     40,390
